PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Notes to Consolidated Portfolio of Investments
Common Stocks - 101 .4%
Issuer Shares Value ($)
Consumer Discretionary - 55.9%
Bajaj Auto Ltd. 91,473 4,311,596
Balkrishna Industries Ltd. 72,605 1,635,879
Bata India Ltd. 55,771 1,205,716
Bharat Forge Ltd. 237,448 1,707,071
Bosch Ltd. 8,027 1,404,570
Eicher Motors Ltd. 127,288 4,408,981
Hero MotoCorp Ltd. 118,421 5,040,399
Jubilant Foodworks Ltd. 70,152 2,679,779
Mahindra & Mahindra Ltd. 531,174 5,238,498
Maruti Suzuki India Ltd. 38,814 4,063,524
Motherson Sumi Systems Ltd. 1,124,099 2,541,502
MRF Ltd. 2,486 2,577,283
Page Industries Ltd. 3,881 1,466,526
Rajesh Exports Ltd. 55,997 375,945
Tata Motors Ltd.
(a)
1,796,218 4,519,584
Titan Co. Ltd. 201,337 4,318,271
Whirlpool of India Ltd. 29,427 1,058,796
Total 48,553,920
Consumer Staples - 45.5%
Avenue Supermarts Ltd.
(a),(b)
111,580 4,220,241
Britannia Industries Ltd. 81,194 3,974,109
Colgate-Palmolive India Ltd. 122,831 2,631,283
Dabur India Ltd. 499,818 3,652,825
Common Stocks (continued)
Issuer Shares Value ($)
Godrej Consumer Products Ltd. 341,918 3,463,518
Hindustan Unilever Ltd. 114,296 3,747,010
ITC Ltd. 1,376,528 3,937,378
Marico Ltd. 474,327 2,613,854
Nestle India Ltd. 15,228 3,832,712
Procter & Gamble Hygiene & Health Care
Ltd. 8,807 1,334,571
Tata Consumer Products Ltd. 384,112 3,101,073
United Breweries Ltd. 61,043 991,116
United Spirits Ltd.
(a)
256,089 2,026,666
Total 39,526,356
Total Common Stocks
(Cost: $ 59,673,857 ) 88,080,276
Money Market Funds - 0 .1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
73,518 73,518
Total Money Market Funds
(Cost: $73,518) 73,518
Total Investments in Securities
(Cost: $59,747,375) 88,153,794
Other Assets & Liabilities, Net (1,338,154)
Net Assets 86,815,640
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $4,220,241, which represents 4.86% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_K01_(02/21)
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